SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
IFRS 16
Decrease in cash flows from financing activities		$ 0.9
Forecast
IFRS 16
Recognition of right-of-use assets and lease liabilities	$ 1.7
Computer equipment
Accounting Policies [Line Items]
Depreciation rate (as a percent)		33.00%
Office furniture and equipment | Minimum
Accounting Policies [Line Items]
Depreciation rate (as a percent)		8.00%
Office furniture and equipment | Maximum
Accounting Policies [Line Items]
Depreciation rate (as a percent)		15.00%